Schedule of intangible assets, net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Intangible Asset, Indefinite-Lived [Line Items]
Intangible assets	$ 3,099,986	$ 682,589
Intangible assets, acquired	3,424,816	2,373,237
Effect of foreign currency translation	(44,311)	44,160
Transfer from software under development
Intangible assets	6,480,491	3,099,986
Amortization of intangible assets	739,049	663,637
Amortization of intangible assets, addition	211,294	31,252
Amortization of intangible assets adjustment for foreign exchange fluctuation	(12,022)	44,160
Amortization of intangible assets	938,321	739,049
Intangible assets, net	5,542,170	2,360,937
Patent [Member]
Intangible Asset, Indefinite-Lived [Line Items]
Intangible assets	16,591	15,581
Intangible assets, acquired
Effect of foreign currency translation	(237)	1,010
Transfer from software under development
Intangible assets	16,354	16,591
Amortization of intangible assets	16,591	15,581
Amortization of intangible assets, addition
Amortization of intangible assets adjustment for foreign exchange fluctuation	(237)	1,010
Amortization of intangible assets	16,354	16,591
Intangible assets, net
MaNaDr App Software [Member]
Intangible Asset, Indefinite-Lived [Line Items]
Intangible assets	1,636,304	601,933
Intangible assets, acquired	1,507,261	995,352
Effect of foreign currency translation	(9,162)	39,019
Transfer from software under development	798,212
Intangible assets	3,932,615	1,636,304
Amortization of intangible assets	666,416	601,933
Amortization of intangible assets, addition	204,416	24,567
Amortization of intangible assets adjustment for foreign exchange fluctuation	(10,936)	39,916
Amortization of intangible assets	859,896	666,416
Intangible assets, net	3,072,719	969,888
Trademarks [Member]
Intangible Asset, Indefinite-Lived [Line Items]
Intangible assets	69,292	65,075
Intangible assets, acquired
Effect of foreign currency translation	(990)	4,217
Transfer from software under development
Intangible assets	68,302	69,292
Amortization of intangible assets	56,042	46,123
Amortization of intangible assets, addition	6,878	6,685
Amortization of intangible assets adjustment for foreign exchange fluctuation	(849)	3,234
Amortization of intangible assets	62,071	56,042
Intangible assets, net	6,231	13,250
Software Under Development [Member]
Intangible Asset, Indefinite-Lived [Line Items]
Intangible assets	1,377,799
Intangible assets, acquired	1,917,555	1,377,885
Effect of foreign currency translation	(33,922)	(86)
Transfer from software under development	(798,212)
Intangible assets	2,463,220	1,377,799
Amortization of intangible assets
Amortization of intangible assets, addition
Amortization of intangible assets adjustment for foreign exchange fluctuation
Amortization of intangible assets
Intangible assets, net	$ 2,463,220	$ 1,377,799